2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Loss from continuing operations	$ (283,101)	$ (2,798,169)	$ (1,856,790)
Cash flows from operations	(247,614)	(525,549)	(190,894)
Accumulated deficit	$ (18,946,856)	$ (18,663,755)